Note 9 - Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Note 9 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 6,800,000	$ 5,600,000	$ 1,500,000
Deferred Tax Assets, Operating Loss Carryforwards		134,100,000	121,400,000
Deferred Tax Assets, Tax Credit Carryforwards, Research		1,400,000	900,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		102,300,000	89,300,000
Deferred Tax Assets, Valuation Allowance		56,161,000	49,334,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		4,900,000
Unrecognized Tax Benefits		939,000	756,000	687,000
State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research		3,300,000	2,900,000
Deferred Tax Assets, Tax Credit Carryforwards		122,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		19,500,000
Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards		1,500,000
Equity Option [Member]
Note 9 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 300,000	$ 300,000